UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter                 June 30, 2008
Ended:
                                                        -----------------------

Check here if Amendment [ ]; Amendment Number:
                                                        -----------------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Harber Asset Management, LLC
             --------------------------------------------
             666 Fifth Avenue
             --------------------------------------------
             37th Floor
             --------------------------------------------
             New York, NY 10103
             --------------------------------------------


Form 13F File Number:
                         28-12251
                         ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Harold W. Berry III
             -----------------------------------------
Title:       Managing Member
             -----------------------------------------
Phone:       (212) 808-7430
             -----------------------------------------

Signature, Place, and Date of Signing:

  /s/ Harold W. Berry III           New York, NY            August 14, 2008
---------------------------     --------------------    ------------------------
        [Signature]                [City, State]                 [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


List of Other Managers Reporting for this Manager:

  Form 13F File Number         Name

      28-06273                 Graham Partners, L.P.

  -----------------            ---------------------------------


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                              -----------------------------
Form 13F Information Table Entry Total:
                                              -----------------------------
Form 13F Information Table Value Total:
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:  NONE

                                        2
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
                                                     FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6     COLUMN 7            COLUMN 8
-------------------  ---------   ---------  -------- -------------------------- -------------- -------------------------------------
                       TITLE                  VALUE    SHRS OR    SH/    PUT/    INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS    CUSIP     (x$1000)   PRN AMT    PRN    CALL    DISCRETION    MANAGERS  SOLE       SHARED     NONE
-------------------  ---------   ---------  -------- -------------------------- -------------- -------------------------------------
8x8 INC NEW            COM       282914100      228  200,000      SH            Shared-Defined     1              200,000
ACTEL CORP             COM       004934105    2,654  157,500      SH            Shared-Defined     1              157,500
ACTIVIDENTITY          PUT       00504W950      273  100,000      PUT           Shared-Defined     1              100,000
AMERICAN EAGLE
OUTFITTERS NE          COM       02553E106      273   20,000      SH            Shared-Defined     1               20,000
ANADARKO PETE CORP     COM       032511107    1,123   15,000      SH            Shared-Defined     1               15,000
ARROW ELECTRS INC      COM       042735100      461   15,000      SH            Shared-Defined     1               15,000
AVIS BUDGET GROUP      COM       053774105      251   30,000      SH            Shared-Defined     1               30,000
AVNET INC              COM       053807103      546   20,000      SH            Shared-Defined     1               20,000
BENIHANA CORP          CL A      082047200      460   72,500      SH            Shared-Defined     1               72,500
BLUE COAT SYSTEMS
INC                    COM NEW   09534t508      212   15,000      SH            Shared-Defined     1               15,000
CHECK POINT
SOFTWARE TECH LT       ORD       M22465104      473   20,000      SH            Shared-Defined                     20,000
CIRRUS LOGIC INC       COM       172755100      890  160,000      SH            Shared-Defined     1              160,000
CISCO SYS INC          COM       17275R102    1,989   85,500      SH            Shared-Defined     1               85,500
CLEARONE
COMMUNICATIONS INC     COM       185060100    1,285  326,195      SH            Shared-Defined     1              326,195
COACTIVE MARKETING
GROUP INC              COM       189875107      669  221,592      SH            Shared-Defined     1              221,597
CORNING INC            COM       219350105    1,153   50,000      SH            Shared-Defined     1               50,000
DELL INC               COM       24702R101    1,149   52,500      SH            Shared-Defined     1               52,500
DICE HLDG              COM       25301707     1,925  233,000      SH            Shared-Defined     1              233,000
DOMINOS PIZZA IN       COM       25754A201      230   20,000      SH            Shared-Defined     1               20,000
DOMTAR CORP            COM       257559104      409   75,000      SH            Shared-Defined     1               75,000
DOW CHEM CO            COM       260543103    2,653   76,000      SH            Shared-Defined     1               76,000
E M C CORP MASS        COM       268648102      580   39,500      SH            Shared-Defined     1               39,500
EBAY INC               COM       278642103    1,093   40,000      SH            Shared-Defined     1               40,000
EXFO ELECTRO           SUB VTS
OPTICAL ENGR IN        SHS       302043104       89   20,000      SH            Shared-Defined     1               20,000
EXPEDIA INC DEL        COM       30212p105      368   20,000      SH            Shared-Defined     1               20,000
FLEXTRONICS INTL LTD   ORD       Y2573F102      470   50,000      SH            Shared-Defined     1               50,000
FOCUS MEDIA HLDG       SPONSORED
                       ADR       34415V109      416   15,000      SH            Shared-Defined     1               15,000
FOUNDRY NETWORKS INC   COM       35063R100      296   25,000      SH            Shared-Defined     1               25,000
GSI GROUP INC CDA      COM       36229U102    3,043  392,152      SH            Shared-Defined     1              392,152
HEARUSA INC            COM NEW   42236035       546   33,310      SH            Shared-Defined     1               33,310
ILOG S A               SPONSORED
                       ADR       452360100    2,571  255,000      SH            Shared-Defined     1              255,000
INTEL CORP             COM       458140100    1,181   55,000      SH            Shared-Defined     1               55,000
INTERNAP NETWORK
SVCS CORP              COM       45885A300      351   75,000      SH            Shared-Defined     1               75,000
INTERVOICE INC NEW     COM       461142101      143   25,000      SH            Shared-Defined     1               25,000
IONA TECHNOLOGIES      SPONSORED
PLC                    ADR       46206P109      217   55,000      SH            Shared-Defined                     55,000

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
   COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6     COLUMN 7            COLUMN 8
-------------------  ---------   ---------  -------- -------------------------- -------------- -------------------------------------
                       TITLE                  VALUE    SHRS OR    SH/    PUT/    INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS    CUSIP     (x$1000)   PRN AMT    PRN    CALL    DISCRETION    MANAGERS  SOLE       SHARED     NONE
-------------------  ---------   ---------  -------- -------------------------- -------------- -------------------------------------
JDS UNIPHASE CORP      COM PAR
                       $.001     46612J507      682   60,000      SH            Shared-Defined     1               60,000
JOES JEANS INC         COM       47777N101      217  185,000      SH            Shared-Defined     1              185,000
KOHLS CORP             COM       500255104      501   12,500      SH            Shared-Defined     1               12,500
LIONBRIDGE
TECHNOLOGIES INC       COM       536252109    1,005  389,500      SH            Shared-Defined     1              389,500
LOOKSMART LTD          COM NEW   543442503      974  241,807      SH            Shared-Defined     1              241,807
MAGMA DESIGN
AUTOMATION             COM       559181102      182   30,000      SH            Shared-Defined     1               30,000
MAXIM INTEGRATED
PRODS INC              COM       57772K101    1,512   71,500      SH            Shared-Defined     1               71,500
MICROSOFT CORP         COM       594918104    2,201   80,000      SH            Shared-Defined     1               80,000
MICROTUNE INC DEL      COM       59514P109      173   50,000      SH            Shared-Defined     1               50,000
MINDSPEED
TECHNOLOGIES INC       COM       602682106      154  175,000      SH            Shared-Defined     1              175,000
MKS INSTRUMENT INC     COM       55306N104    1,862   85,000      SH            Shared-Defined     1               85,000
NAVISITE INC           COM NEW   63935M208      475  125,000      SH            Shared-Defined     1              125,000
NETWORK APPLIANCE
INC                    COM       64120L104    1,440   66,500      SH            Shared-Defined                     66,500
NII HLDGS INC          CL B NEW  62913F201      712   15,000      SH            Shared-Defined     1               15,000
NOKIA CORP             SPON ADR  654902204    1,237   50,500      SH            Shared-Defined     1               50,500
OBROTECH LTD           ORD       M75253100    1,865  140,000      SH            Shared-Defined                    140,000
PAIN THERAPEUTICS
INC                    COM       69562K100      395   50,000      SH            Shared-Defined     1               50,000
PEGASYSTEMS INC        COM       705573103    3,702  275,000      SH            Shared-Defined     1              275,000
PPG INDS INC           COM       693506107    1,549   27,000      SH            Shared-Defined     1               27,000
RAINMAKER SYSTEMS      COM NEW   750875304      948  324,825      SH            Shared-Defined     1              324,825
RENT A CTR INC NEW     COM       76009N100      391   19,000      SH            Shared-Defined     1               19,000
RF MICRODEVICES INC    COM       749941100      363  125,000      SH            Shared-Defined     1              125,000
SEALED AIR CORP NEW    COM       81211K100      190   10,000      SH            Shared-Defined     1               10,000
SELECTICA IN           COM       816288104      375  277,594      SH            Shared-Defined     1              277,594
SKECHERS U S A INC     CL A      830566105    1,031   52,200      SH            Shared-Defined     1               52,200
SOUNDBITE
COMMUNICATIONS INC     COM       836091108      346  100,000      SH            Shared-Defined     1              100,000
STAR BUFFET INC        COM       855086104      341   74,853      SH            Shared-Defined     1               74,853
SUMTOTAL SYS INC       COM       866615107    1,168  250,000      SH            Shared-Defined     1              250,000
SYMANTEC CORP          COM       871503108      774   40,000      SH            Shared-Defined     1               40,000
VERIZON
COMMUNICATIONS INC     COM       92343V104      531   15,000      SH            Shared-Defined     1               15,000
VIRTUSA GROUP          COM       92827P102    1,064  105,000      SH            Shared-Defined     1              105,000
VISHAY
INTERTECHNOLOGY INC    COM       928298108    1,131  127,500      SH            Shared-Defined     1              127,500
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